Discontinued Operations	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Discontinued Operations
Discontinued Operations

The following properties have been classified as discontinued operations in the Condensed Consolidated Statements of Operations for the three- and six-month periods ended June 30, 2013 and 2012:

Community	Number of Units	Date Sold	Location	Operating Segment
Woodbridge	188	May 15, 2013	Jacksonville, Florida	Large market same store
High Ridge	160	June 13, 2013	Athens, Georgia	Secondary market same store
Paddock Club Jacksonville	440	June 20, 2013	Jacksonville, Florida	Large market same store
Marsh Oaks	120	Held for sale	Jacksonville, Florida	Large market same store
Fountain Lake	113	Held for sale	Brunswick, Georgia	Secondary market same store

The following is a summary of discontinued operations for the three- and six-month periods ended June 30, 2013 and 2012, (dollars in thousands):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Revenues
Rental revenues	$1,984	$5,341	$4,317	$11,143
Other revenues	129	514	296	1,085
Total revenues	2,113	5,855	4,613	12,228
Expenses
Property operating expenses	948	2,879	2,059	6,164
Depreciation and amortization	371	1,541	986	3,199
Interest expense	73	330	154	705
Total expense	1,392	4,750	3,199	10,068
Income from discontinued operations before gain on sale	721	1,105	1,414	2,160
Net loss on insurance and other settlement proceeds on discontinued operations	(5)	(2)	(5)	(56)
Gain on sale of discontinued operations	31,780	12,953	31,780	22,382
Income from discontinued operations	$32,496	$14,056	$33,189	$24,486